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     As filed with the Securities and Exchange Commission on April 30, 2002
                                                     1933 Act File No.  33-19630
                                                      1940 Act File No. 811-4009

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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

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                                    FORM N-3
                             REGISTRATION STATEMENT
                                      UNDER

                           THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 18
                             REGISTRATION STATEMENT

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940
                         POST-EFFECTIVE AMENDMENT NO. 25

                     GOVERNMENT SECURITIES VARIABLE ACCOUNT
                           (Exact Name of Registrants)
                   Sun Life Assurance Company of Canada (U.S.)
                           (Name of Insurance Company)

One Sun Life Executive Park, Wellesley Hills, Massachusetts 02181 (617) 237-6030
          (Address of Insurance Company's Principal Executive Offices)

           Stephen E. Cavan, Massachusetts Financial Services Company,
                500 Boylston Street, Boston, Massachusetts 02116
                     (Name and Address of Agent for Service)
                  APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
  It is proposed that this filing will become effective (check appropriate box)

/X/ immediately upon filing pursuant to paragraph (b)
/ / on [DATE] pursuant to paragraph (b)
/ / 60 days after filing pursuant to paragraph (a)(i)
/ / on [DATE] pursuant to paragraph (a)(i)
/ / 75 days after filing pursuant to paragraph (a)(ii)
/ / on [DATE] pursuant to paragraph (a)(ii) of rule 485.
If appropriate, check the following box:
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment

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The following items are herein incorporated by reference to those items as filed by the Money Market Variable Account (File Nos. 33-19628 and 811-3563) in Post-Effective Amendment No. 18, filed with the SEC via EDGAR on April 30, 2002:

         Cross-Reference Pages
         Compass 3 Prospectus dated May 1, 2002
         Compass 2 and 3 Statement of Additional Information dated May 1, 2002 Part C